Income Taxes (Details) - Mariadb Corporation Ab $ in Thousands	12 Months Ended
	Sep. 30, 2022 USD ($)	Dec. 31, 2021	Sep. 30, 2021 USD ($)	Sep. 30, 2020 USD ($)
Income Taxes
Valuation allowance	$ 71,879		$ 70,573	$ 64,065
Net operating loss carryforwards	$ 141,400		143,400
Operating loss carry forward year of expire	2030 years
Percentage of stock outstanding		50
Domestic
Income Taxes
Net operating loss carryforwards	$ 184,700		160,300
Domestic | Research
Income Taxes
Tax credit carryforward	$ 2,200		4,500
Foreign
Income Taxes
Operating loss carry forward year of expire	2023 years
Tax credit carryforward	$ 39,700		46,500
State
Income Taxes
Tax credit carryforward	$ 1,900		$ 3,900